UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Laurie D. Neat

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Mutual Fund® Semi-annual report for the six months ended April 30, 2017

We believe high-conviction investing and diverse perspectives lead to better results.

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	8.57%	10.48%	6.37%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.95%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.83%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

The U.S. stock market advanced during the six-month period ended April 30, 2017, in a rally that began shortly after the presidential election. Stocks rose in response to the new administration, which has pledged to lower corporate tax rates, reduce business regulations and increase spending on infrastructure and the military. While concerns about global growth and market volatility continued to weigh on investor sentiment, economic data in the U.S. was generally positive and company earnings were slightly better than expected. The Federal Reserve has said it would proceed cautiously on interest rates; the Fed raised rates twice during the period, in December and March, following an increase in December 2015, the first since 2006.

With the stock market rising during the period, American Mutual Fund posted a total return of 10.58%. This trailed the 13.32% return for the unmanaged Standard & Poor’s 500 Composite Index*, a market capitalization-weighted index based on the results of 500 widely held common stocks. It is not uncommon for AMF to lag the S&P 500 in a market environment of strong rising returns. The fund is managed conservatively and tends to do better in declining markets because dividend-paying companies are typically less volatile than the overall market and have offered better downside protection.

Over longer periods of time, AMF’s returns have compared favorably to those of the S&P 500, and with less volatility. For the past 10 years, the fund had an average annual total return of 6.59% compared with the index’s 7.15% return. For its 67-year lifetime, the fund has had an average annual total return of 11.61% compared with 11.27% for the S&P 500. The index is unmanaged and, therefore, has no expenses; investors cannot invest directly in an index.

Portfolio review

Holdings in the industrials sector made strong contributions to the fund’s returns. These gains were primarily driven by railroad operators and aerospace companies. Shares of CSX gained after the company hired a new CEO, Hunter Harrison, who is expected to improve efficiencies and pricing discipline. Despite some health concerns,

*Source: S&P Dow Jones Indices LLC

American Mutual Fund	1

we believe he is an effective manager who will bring needed change to CSX and the U.S. railroad industry as a whole. Shares of other rail operators also rallied, including Norfolk Southern and Union Pacific.

Among the fund’s aerospace and defense holdings, Boeing and General Dynamics benefited from an expected increase in defense spending under the new administration, as well as the prospect of more foreign military spending from countries in Asia and the Middle East, such as South Korea and Saudi Arabia. In addition, Boeing’s commercial aircraft division continues to benefit from the substantial growth in global air travel. China now accounts for roughly 20% of Boeing’s aircraft sales, contributing to an estimated industry backlog of about 5,000 aircraft orders.

In the health care sector, shares of Amgen and AbbVie rose as concerns about high drug prices eased under the new administration. Drug pricing in the U.S. is evolving, creating both risks and opportunities in the health care sector. Over the longer term, however, we remain optimistic about the fund’s holdings in the biotechnology and pharmaceutical industries. We continue to focus on those companies that we believe offer adequately priced drugs and the most innovation, which is often measured by improved patient outcomes.

One of the fund’s largest holdings, Verizon Communications, pulled back from a recent rally amid concerns about price competition. The company began offering an unlimited data plan for mobile users in an effort to defend against market share losses to Sprint and T-Mobile US. A potential merger between these two smaller rivals could benefit Verizon as well as AT&T, both of which offer dividend yields around 5%. We also continue to monitor the potential merger of AT&T and Time Warner, which may come under further regulatory scrutiny.

The fund’s cash position, which held back returns during the strong market, rose slightly to 8.8% from 8.3% (including other short-term securities) at the beginning of the period. While portfolio managers continue to find select investment opportunities, valuations appear stretched on a fundamental basis. The amount of cash offers some downside protection and reflects a cautious approach to the market environment by some of the portfolio managers, who anticipate being able to invest in companies at better valuations in the future.

Looking ahead

The U.S. economy seems to be accelerating under the new administration. The prospects of lower taxes and more spending on infrastructure have made it more likely interest rates will increase this year. While historically low interest rates may

2	American Mutual Fund

increase over time, they are well below the level that historically has caused pressure on economic growth. However, volatility is likely to remain high amid the multiple geopolitical risks around the world, from the political climate in the U.S. to the Brexit negotiations in Europe to the unrest in the Middle East.

While the market doesn’t like uncertainty — no matter what form it takes — we believe our consistent approach of investing in quality companies will serve our investors well in an uncertain environment. The fund is well-diversified and the portfolio managers consider its capital preservation objective to be very important in security selection and portfolio construction. We believe AMF is well-positioned to hold up better than the stock market in a downturn while also participating in market rallies.

When investing for income, the fund’s managers are mindful to limit investments in those companies with high dividend yields and little earnings growth, which tend not to do as well when rates are rising. Companies with dividend growth tend to do better in such an environment. Dividend growth also sends a positive message about a company’s earnings and management’s willingness to share profits with investors instead of spending capital on acquisitions or share repurchases, which have a less impressive track record of benefiting shareholders.

Investors should keep in mind the fund’s three objectives: current income, growth of capital and conservation of principal, which is especially important during a period of rising interest rates and higher valuations. We are pleased to report that the number of shareholder accounts in AMF has grown by 6.5% from a year ago. We welcome our new shareholders and thank our long-term investors for their continued support.

Cordially,

Joyce E. Gordon	William L. Robbins
Vice Chairman	President

June 13, 2017

For current information about the fund, visit americanfunds.com.

American Mutual Fund	3

Summary investment portfolio April 30, 2017	unaudited

Industry sector diversification	Percent of net assets

Common stocks 88.62%	Shares	Value (000)
Energy 7.91%
Chevron Corp.	4,130,400	$440,714
ConocoPhillips	6,519,500	312,349
Enbridge Inc.	14,893,030	617,316
Exxon Mobil Corp.	7,632,500	623,194
Suncor Energy Inc.	10,906,310	341,798
Other securities		1,118,788
		3,454,159

Materials 3.42%
Monsanto Co.	2,533,900	295,478
Praxair, Inc.	3,019,924	377,430
Other securities		820,673
		1,493,581

Industrials 12.97%
Boeing Co.	4,269,900	789,206
C.H. Robinson Worldwide, Inc.	4,731,060	343,948
General Dynamics Corp.	1,722,164	333,738
General Electric Co.	18,986,585	550,421
Illinois Tool Works Inc.	2,050,000	283,085
Lockheed Martin Corp.	2,478,260	667,767
Norfolk Southern Corp.	4,428,100	520,257
Union Pacific Corp.	4,101,264	459,178
Waste Management, Inc.	4,228,500	307,750
Other securities		1,407,758
		5,663,108

Consumer discretionary 7.30%
Carnival Corp., units	5,909,200	365,011
Comcast Corp., Class A	12,403,600	486,097
Home Depot, Inc.	2,991,250	466,934
McDonald’s Corp.	3,404,000	476,322

4	American Mutual Fund

	Shares	Value (000)
Newell Brands Inc.	7,024,100	$335,331
Other securities		1,055,541
		3,185,236

Consumer staples 7.67%
Coca-Cola Co.	13,189,900	569,144
Kellogg Co.	4,937,423	350,557
Kimberly-Clark Corp.	2,521,700	327,191
Procter & Gamble Co.	6,841,978	597,510
Other securities		1,504,650
		3,349,052

Health care 12.95%
AbbVie Inc.	16,814,400	1,108,742
Amgen Inc.	6,181,748	1,009,603
Johnson & Johnson	2,601,800	321,244
Medtronic PLC	6,742,000	560,193
Merck & Co., Inc.	4,774,985	297,625
Pfizer Inc.	9,150,100	310,371
Other securities		2,045,483
		5,653,261

Financials 11.71%
JPMorgan Chase & Co.	6,991,197	608,234
Marsh & McLennan Companies, Inc.	4,406,094	326,624
Toronto-Dominion Bank	4,180,900	196,879
Toronto-Dominion Bank (CAD denominated)	3,000,000	141,160
Wells Fargo & Co.	10,616,700	571,603
Other securities		3,268,054
		5,112,554

Information technology 11.48%
Analog Devices, Inc.	4,466,440	340,343
Apple Inc.	4,585,000	658,635
Intel Corp.	10,185,000	368,188
Microsoft Corp.	13,207,007	904,152
Texas Instruments Inc.	13,478,494	1,067,227
Other securities		1,672,099
		5,010,644

Telecommunication services 4.96%
AT&T Inc.	14,603,000	578,717
Verizon Communications Inc.	30,652,814	1,407,271
Other securities		179,995
		2,165,983

Utilities 5.27%
Exelon Corp.	9,920,885	343,560
PG&E Corp.	5,257,000	352,482
Sempra Energy	6,082,451	687,439
Other securities		918,949
		2,302,430

American Mutual Fund	5

Common stocks (continued)	Shares	Value (000)
Real estate 0.97%
Crown Castle International Corp. REIT	2,970,000	$280,962
Other securities		143,348
		424,310

Miscellaneous 2.01%
Other common stocks in initial period of acquisition		877,180

Total common stocks (cost: $26,598,088,000)		38,691,498

Preferred securities 0.03%
Financials 0.03%
Other securities		11,355

Total preferred securities (cost: $10,004,000)		11,355

Convertible stocks 0.42%
Utilities 0.42%
Other securities		183,986

Total convertible stocks (cost: $178,761,000)		183,986

Bonds, notes & other debt instruments 2.16%	Principal amount (000)
U.S. Treasury bonds & notes 1.59%
U.S. Treasury 1.375% 2021	$563,210	555,995
U.S. Treasury 1.00%–1.88% 2017–2021	138,815	138,496
Total U.S. Treasury bonds & notes		694,491

Corporate bonds & notes 0.57%
Financials 0.56%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	116,654	122,049
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	115,445	120,929
		242,978

Real estate 0.01%
Other securities		3,885

Total corporate bonds & notes		246,863

Total bonds, notes & other debt instruments (cost: $931,902,000)		941,354

Short-term securities 8.25%
Apple Inc. 0.75%–0.90% due 5/4/2017–6/27/2017[1]	202,700	202,599
Chevron Corp. 0.88% due 5/19/2017–5/26/2017[1]	40,000	39,977
Coca-Cola Co. 0.85%–0.86% due 5/24/2017–6/19/2017[1]	70,000	69,947
ExxonMobil Corp. 0.71%–0.84% due 5/3/2017–6/15/2017	105,000	104,945
Federal Home Loan Bank 0.53%–0.90% due 5/8/2017–8/28/2017	1,244,610	1,243,199
General Electric Co. 0.82% due 5/1/2017	4,400	4,400
Johnson & Johnson 0.85% due 6/1/2017–6/21/2017[1]	115,500	115,365
Microsoft Corp. 0.89% due 7/7/2017[1]	50,000	49,913
Procter & Gamble Co. 0.83% due 5/18/2017–5/30/2017[1]	122,200	122,123

6	American Mutual Fund

	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.51%–0.89% due 5/4/2017–9/7/2017	$472,500	$472,042
Other securities		1,179,894

Total short-term securities (cost: $3,604,518,000)		3,604,404
Total investment securities 99.48% (cost: $31,323,273,000)		43,432,597
Other assets less liabilities 0.52%		226,867

Net assets 100.00%		$43,659,464

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,484,744,000, which represented 3.40% of the net assets of the fund.

Key to abbreviation

CAD = Canadian dollars

See Notes to Financial Statements

American Mutual Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2017	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $31,323,273)		$43,432,597
Cash		100,101
Cash denominated in currencies other than U.S. dollars (cost: $980)		980
Receivables for:
Sales of investments	$56,950
Sales of fund’s shares	68,052
Dividends and interest	88,933	213,935
		43,747,613
Liabilities:
Payables for:
Purchases of investments	22,909
Repurchases of fund’s shares	41,274
Investment advisory services	8,508
Services provided by related parties	10,463
Trustees’ deferred compensation	3,142
Other	1,853	88,149
Net assets at April 30, 2017		$43,659,464

Net assets consist of:
Capital paid in on shares of beneficial interest		$30,546,741
Undistributed net investment income		103,345
Undistributed net realized gain		900,145
Net unrealized appreciation		12,109,233
Net assets at April 30, 2017		$43,659,464

See Notes to Financial Statements

8	American Mutual Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,137,078 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$24,768,793	644,564		$38.43
Class B	1	—	*	38.35
Class C	1,220,953	32,220		37.89
Class T	10	—	*	38.43
Class F-1	1,454,454	38,010		38.26
Class F-2	4,088,496	106,417		38.42
Class F-3	141,846	3,692		38.42
Class 529-A	838,532	21,870		38.34
Class 529-B	1	—	*	38.54
Class 529-C	192,916	5,061		38.12
Class 529-E	39,944	1,046		38.19
Class 529-T	10	—	*	38.43
Class 529-F-1	65,850	1,715		38.40
Class R-1	70,528	1,855		38.03
Class R-2	253,866	6,682		37.99
Class R-2E	9,205	240		38.30
Class R-3	650,339	17,053		38.14
Class R-4	680,635	17,770		38.30
Class R-5E	33	1		38.41
Class R-5	314,126	8,174		38.43
Class R-6	8,868,926	230,708		38.44

*Amount less than one thousand.

See Notes to Financial Statements

American Mutual Fund	9

Statement of operations	unaudited
for the six months ended April 30, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,767)	$547,380
Interest	24,247		$571,627
Fees and expenses*:
Investment advisory services	49,724
Distribution services	42,127
Transfer agent services	15,631
Administrative services	5,565
Reports to shareholders	724
Registration statement and prospectus	1,056
Trustees’ compensation	405
Auditing and legal	79
Custodian	312
Other	462
Total fees and expenses before reimbursement	116,085
Less transfer agent services reimbursement	—	†
Total fees and expenses after reimbursement			116,085
Net investment income			455,542

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments in unaffiliated issuers	813,187
Currency transactions	211		813,398
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,857,193
Currency translations	(76)		2,857,117
Net realized gain and unrealized appreciation			3,670,515
Net increase in net assets resulting from operations			$4,126,057

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

10	American Mutual Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2017*	Year ended October 31, 2016
Operations:
Net investment income	$455,542	$798,334
Net realized gain	813,398	1,150,526
Net unrealized appreciation	2,857,117	308,987
Net increase in net assets resulting from operations	4,126,057	2,257,847

Dividends and distributions paid to shareholders:
Dividends from net investment income	(451,693)	(790,233)
Distributions from net realized gain on investments	(1,089,579)	(1,432,185)
Total dividends and distributions paid to shareholders	(1,541,272)	(2,222,418)

Net capital share transactions	2,291,730	3,106,398

Total increase in net assets	4,876,515	3,141,827

Net assets:
Beginning of period	38,782,949	35,641,122
End of period (including undistributed net investment income: $103,345 and $99,496, respectively)	$43,659,464	$38,782,949

*Unaudited.

See Notes to Financial Statements

American Mutual Fund	11

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 21 share classes consisting of seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3), six 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B, T, 529-B and 529-T shares of the fund are not available for purchase. Final conversion of Class B and 529-B shares to Class A and 529-A shares, respectively, occurred on April 28, 2017. These share classes were fully liquidated on May 5, 2017, upon the removal of seed capital invested by the fund’s investment adviser.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Mutual Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Mutual Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	American Mutual Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Mutual Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,454,159	$—	$—	$3,454,159
Materials	1,493,581	—	—	1,493,581
Industrials	5,663,108	—	—	5,663,108
Consumer discretionary	3,185,236	—	—	3,185,236
Consumer staples	3,349,052	—	—	3,349,052
Health care	5,653,261	—	—	5,653,261
Financials	5,112,554	—	—	5,112,554
Information technology	5,010,644	—	—	5,010,644
Telecommunication services	2,165,983	—	—	2,165,983
Utilities	2,302,430	—	—	2,302,430
Real estate	424,310	—	—	424,310
Miscellaneous	877,180	—	—	877,180
Preferred securities	11,355	—	—	11,355
Convertible stocks	183,986	—	—	183,986
Bonds, notes & other debt instruments	—	941,354	—	941,354
Short-term securities	—	3,604,404	—	3,604,404
Total	$38,886,839	$4,545,758	$—	$43,432,597

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or

16	American Mutual Fund

economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Mutual Fund	17

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$103,732
Undistributed long-term capital gains	1,089,193

As of April 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$12,535,054
Gross unrealized depreciation on investment securities	(330,518)
Net unrealized appreciation on investment securities	12,204,536
Cost of investment securities	31,228,061

18	American Mutual Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2017				Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$258,576		$638,080	$896,656	$480,542		$889,473		$1,370,015
Class B	35		324	359	437		1,965		2,402
Class C	8,306		32,474	40,780	15,496		45,657		61,153
Class F-1	15,010		39,040	54,050	28,090		54,851		82,941
Class F-2	42,608		91,620	134,228	58,554		92,311		150,865
Class F-3[1]	96		—	96
Class 529-A	8,302		21,029	29,331	14,716		28,387		43,103
Class 529-B	3		31	34	42		208		250
Class 529-C	1,238		4,963	6,201	2,243		7,065		9,308
Class 529-E	354		1,013	1,367	648		1,434		2,082
Class 529-F-1	728		1,665	2,393	1,262		2,155		3,417
Class R-1	459		1,873	2,332	907		2,769		3,676
Class R-2	1,745		6,857	8,602	3,254		9,784		13,038
Class R-2E	68		196	264	60		44		104
Class R-3	5,749		17,055	22,804	10,609		24,448		35,057
Class R-4	7,119		18,229	25,348	14,218		29,428		43,646
Class R-5E2	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class R-5	3,689		8,088	11,777	6,206		10,045		16,251
Class R-6	97,608		207,041	304,649	152,949		232,161		385,110
Total	$451,693		$1,089,579	$1,541,272	$790,233		$1,432,185		$2,222,418

[1]	Class F-3 shares began investment operations on January 27, 2017.
[2]	Class R-5E shares began investment operations on November 20, 2015.
[3]	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.223% on such assets in excess of $34 billion. For the six months ended April 30, 2017, the investment advisory services fee was $49,724,000, which was equivalent to an annualized rate of 0.239% of average daily net assets.

American Mutual Fund	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

20	American Mutual Fund

provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$28,642	$10,443		$1,204		Not applicable
Class B	43	6		Not applicable		Not applicable
Class C	6,002	534		301		Not applicable
Class T1	—	—	[2]	—	[2]	Not applicable
Class F-1	1,790	897		360		Not applicable
Class F-2	Not applicable	2,070		913		Not applicable
Class F-3[3]	Not applicable	—	[2]	6		Not applicable
Class 529-A	883	302		200		$276
Class 529-B	4	1		—	[2]	—	[2]
Class 529-C	923	75		47		64
Class 529-E	95	8		10		13
Class 529-T1	—	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	24		16		22
Class R-1	347	39		17		Not applicable
Class R-2	946	438		63		Not applicable
Class R-2E	24	8		2		Not applicable
Class R-3	1,584	450		159		Not applicable
Class R-4	844	274		169		Not applicable
Class R-5E	Not applicable	—	[2]	—	[2]	Not applicable
Class R-5	Not applicable	62		77		Not applicable
Class R-6	Not applicable	—		2,021		Not applicable
Total class-specific expenses	$42,127	$15,631		$5,565		$375

[1]	Class T and 529-T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or

American Mutual Fund	21

other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $405,000 in the fund’s statement of operations reflects $214,000 in current fees (either paid in cash or deferred) and a net increase of $191,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2017, the fund engaged in such purchase and sale transactions with related funds in the amounts of $216,652,000 and $101,244,000, respectively.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2017.

22	American Mutual Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$1,334,416	35,421		$874,813	23,497		$(1,868,725)	(49,612)	$340,504	9,306
Class B	105	3		357	9		(18,704)	(497)	(18,242)	(485)
Class C	115,159	3,099		40,343	1,100		(165,483)	(4,447)	(9,981)	(248)
Class T2	10	—	[3]	—	—		—	—	10	— [3]
Class F-1	195,124	5,203		53,210	1,436		(268,262)	(7,153)	(19,928)	(514)
Class F-2	1,211,556	32,138		130,460	3,502		(556,040)	(14,729)	785,976	20,911
Class F-3[4]	143,780	3,753		95	2		(2,436)	(63)	141,439	3,692
Class 529-A	60,314	1,607		29,325	789		(49,428)	(1,316)	40,211	1,080
Class 529-B	30	1		34	1		(2,102)	(56)	(2,038)	(54)
Class 529-C	14,222	381		6,200	168		(14,851)	(397)	5,571	152
Class 529-E	3,086	82		1,366	37		(3,129)	(84)	1,323	35
Class 529-T2	10	—	[3]	—	—		—	—	10	— [3]
Class 529-F-1	8,080	215		2,393	64		(8,403)	(223)	2,070	56
Class R-1	6,415	172		2,322	63		(10,607)	(284)	(1,870)	(49)
Class R-2	41,595	1,116		8,588	234		(55,718)	(1,495)	(5,535)	(145)
Class R-2E	3,148	84		264	7		(1,220)	(33)	2,192	58
Class R-3	99,847	2,669		22,797	617		(113,112)	(3,024)	9,532	262
Class R-4	97,643	2,599		25,345	683		(138,152)	(3,680)	(15,164)	(398)
Class R-5E	2	—	[3]	1	—	[3]	(8)	— [3]	(5)	— [3]
Class R-5	51,040	1,361		11,727	315		(51,901)	(1,378)	10,866	298
Class R-6	1,101,877	29,162		304,590	8,174		(381,678)	(10,090)	1,024,789	27,246
Total net increase (decrease)	$4,487,459	119,066		$1,514,230	40,698		$(3,709,959)	(98,561)	$2,291,730	61,203

See page 24 for footnotes.

American Mutual Fund	23

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$2,117,923	59,998	$1,335,916	39,500	$(2,842,016)	(80,185)	$611,823	19,313
Class B	735	21	2,393	72	(39,571)	(1,134)	(36,443)	(1,041)
Class C	208,485	5,961	60,454	1,818	(246,772)	(7,085)	22,167	694
Class F-1	343,674	9,763	82,018	2,436	(415,067)	(11,814)	10,625	385
Class F-2	1,295,449	36,206	145,805	4,301	(626,003)	(17,810)	815,251	22,697
Class 529-A	91,833	2,600	43,091	1,277	(96,384)	(2,726)	38,540	1,151
Class 529-B	110	3	249	8	(4,273)	(122)	(3,914)	(111)
Class 529-C	22,820	649	9,306	278	(32,199)	(917)	(73)	10
Class 529-E	4,637	133	2,080	62	(6,176)	(176)	541	19
Class 529-F-1	11,995	341	3,417	102	(9,958)	(284)	5,454	159
Class R-1	13,715	390	3,666	110	(21,250)	(605)	(3,869)	(105)
Class R-2	62,603	1,795	13,029	391	(74,875)	(2,149)	757	37
Class R-2E	6,662	189	103	3	(410)	(11)	6,355	181
Class R-3	157,368	4,482	35,034	1,045	(200,359)	(5,729)	(7,957)	(202)
Class R-4	161,912	4,586	43,644	1,297	(306,150)	(8,711)	(100,594)	(2,828)
Class R-5E5	37	1	—	—	—	—	37	1
Class R-5	89,634	2,544	16,167	477	(72,218)	(2,055)	33,583	966
Class R-6	1,872,974	52,635	385,021	11,346	(543,880)	(15,522)	1,714,115	48,459
Total net increase (decrease)	$6,462,566	182,297	$2,181,393	64,523	$(5,537,561)	(157,035)	$3,106,398	89,785

[1]	Includes exchanges between share classes of the fund.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

24	American Mutual Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,443,713,000 and $2,846,761,000, respectively, during the six months ended April 30, 2017.

American Mutual Fund	25

Financial highlights

		Income from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 4/30/2017[4,5]	$36.08	$.41	$3.36	$3.77
Year ended 10/31/2016	36.18	.76	1.35	2.11
Year ended 10/31/2015	37.85	.79	(.41)	.38
Year ended 10/31/2014	34.27	.72	4.28	5.00
Year ended 10/31/2013	28.27	.70	6.00	6.70
Year ended 10/31/2012	25.41	.66	2.87	3.53
Class B:
Six months ended 4/30/2017[4,5]	35.86	.29	3.32	3.61
Year ended 10/31/2016	35.92	.51	1.32	1.83
Year ended 10/31/2015	37.57	.51	(.41)	.10
Year ended 10/31/2014	34.01	.45	4.24	4.69
Year ended 10/31/2013	28.05	.47	5.94	6.41
Year ended 10/31/2012	25.21	.46	2.83	3.29
Class C:
Six months ended 4/30/2017[4,5]	35.60	.25	3.31	3.56
Year ended 10/31/2016	35.72	.48	1.33	1.81
Year ended 10/31/2015	37.39	.49	(.40)	.09
Year ended 10/31/2014	33.88	.43	4.22	4.65
Year ended 10/31/2013	27.96	.44	5.94	6.38
Year ended 10/31/2012	25.14	.44	2.84	3.28
Class T:
Period from 4/7/2017 to 4/30/2017[4,5,9]	38.30	.03	.10	.13
Class F-1:
Six months ended 4/30/2017[4,5]	35.93	.39	3.34	3.73
Year ended 10/31/2016	36.04	.73	1.34	2.07
Year ended 10/31/2015	37.71	.75	(.40)	.35
Year ended 10/31/2014	34.15	.69	4.26	4.95
Year ended 10/31/2013	28.18	.68	5.98	6.66
Year ended 10/31/2012	25.33	.65	2.86	3.51
Class F-2:
Six months ended 4/30/2017[4,5]	36.07	.43	3.37	3.80
Year ended 10/31/2016	36.17	.82	1.35	2.17
Year ended 10/31/2015	37.84	.85	(.40)	.45
Year ended 10/31/2014	34.27	.78	4.27	5.05
Year ended 10/31/2013	28.27	.76	6.00	6.76
Year ended 10/31/2012	25.41	.70	2.88	3.58

26	American Mutual Fund

Dividends and distributions
								Ratio of		Ratio of
Dividends		Total						expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset			Net assets,		average net		average net		net income
investment	(from capital	and	value, end			end of period		assets before		assets after		to average
income)	gains)	distributions	of period	Total return[2,3]		(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.41)	$(1.01)	$(1.42)	$38.43	10.58%[6]		$24,769		.59%[7]		.59%[7]		2.17%[7]
(.76)	(1.45)	(2.21)	36.08	6.33		22,919		.59		.59		2.16
(.77)	(1.28)	(2.05)	36.18	.96		22,282		.58		.58		2.13
(.71)	(.71)	(1.42)	37.85	14.99		22,280		.59		.59		2.02
(.70)	—	(.70)	34.27	24.01		19,724		.61		.61		2.25
(.67)	—	(.67)	28.27	14.02		15,677		.63		.63		2.44

(.11)	(1.01)	(1.12)	38.35	10.19	[6]	—	[8]	1.36	[7]	1.36	[7]	1.59	[7]
(.44)	(1.45)	(1.89)	35.86	5.55		17		1.36		1.36		1.47
(.47)	(1.28)	(1.75)	35.92	.18		55		1.34		1.34		1.40
(.42)	(.71)	(1.13)	37.57	14.13		105		1.35		1.35		1.28
(.45)	—	(.45)	34.01	23.06		154		1.38		1.38		1.52
(.45)	—	(.45)	28.05	13.16		196		1.39		1.39		1.71

(.26)	(1.01)	(1.27)	37.89	10.12	[6]	1,221		1.39	[7]	1.39	[7]	1.37	[7]
(.48)	(1.45)	(1.93)	35.60	5.52		1,156		1.39		1.39		1.36
(.48)	(1.28)	(1.76)	35.72	.15		1,135		1.38		1.38		1.33
(.43)	(.71)	(1.14)	37.39	14.03		1,170		1.40		1.40		1.22
(.46)	—	(.46)	33.88	23.01		1,076		1.42		1.42		1.44
(.46)	—	(.46)	27.96	13.13		853		1.43		1.43		1.63

—	—	—	38.43	.34	[6,10]	—	[8]	.02	[6,10]	.02	[6,10]	.07	[6,10]

(.39)	(1.01)	(1.40)	38.26	10.52	[6]	1,454		.67	[7]	.67	[7]	2.08	[7]
(.73)	(1.45)	(2.18)	35.93	6.25		1,384		.67		.67		2.08
(.74)	(1.28)	(2.02)	36.04	.88		1,374		.66		.66		2.05
(.68)	(.71)	(1.39)	37.71	14.88		1,309		.67		.67		1.95
(.69)	—	(.69)	34.15	23.91		1,397		.68		.68		2.18
(.66)	—	(.66)	28.18	14.00		1,000		.67		.67		2.39

(.44)	(1.01)	(1.45)	38.42	10.68	[6]	4,088		.42	[7]	.42	[7]	2.32	[7]
(.82)	(1.45)	(2.27)	36.07	6.53		3,084		.42		.42		2.32
(.84)	(1.28)	(2.12)	36.17	1.13		2,272		.41		.41		2.31
(.77)	(.71)	(1.48)	37.84	15.15		2,121		.42		.42		2.18
(.76)	—	(.76)	34.27	24.22		1,349		.43		.43		2.46
(.72)	—	(.72)	28.27	14.26		1,197		.43		.43		2.59

See page 33 for footnotes.

American Mutual Fund	27

Financial highlights (continued)

		Income from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class F-3:
Period from 1/27/2017 to 4/30/2017[4,5,11]	$37.54	$.20	$.90	$1.10
Class 529-A:
Six months ended 4/30/2017[4,5]	36.00	.39	3.35	3.74
Year ended 10/31/2016	36.10	.73	1.34	2.07
Year ended 10/31/2015	37.77	.75	(.41)	.34
Year ended 10/31/2014	34.21	.68	4.26	4.94
Year ended 10/31/2013	28.22	.67	5.99	6.66
Year ended 10/31/2012	25.37	.63	2.86	3.49
Class 529-B:
Six months ended 4/30/2017[4,5]	36.00	.29	3.34	3.63
Year ended 10/31/2016	36.04	.47	1.33	1.80
Year ended 10/31/2015	37.68	.47	(.41)	.06
Year ended 10/31/2014	34.10	.41	4.26	4.67
Year ended 10/31/2013	28.13	.43	5.96	6.39
Year ended 10/31/2012	25.28	.42	2.85	3.27
Class 529-C:
Six months ended 4/30/2017[4,5]	35.80	.24	3.34	3.58
Year ended 10/31/2016	35.91	.46	1.33	1.79
Year ended 10/31/2015	37.58	.46	(.40)	.06
Year ended 10/31/2014	34.04	.40	4.25	4.65
Year ended 10/31/2013	28.09	.42	5.96	6.38
Year ended 10/31/2012	25.26	.42	2.84	3.26
Class 529-E:
Six months ended 4/30/2017[4,5]	35.87	.34	3.34	3.68
Year ended 10/31/2016	35.97	.64	1.35	1.99
Year ended 10/31/2015	37.64	.66	(.41)	.25
Year ended 10/31/2014	34.09	.59	4.26	4.85
Year ended 10/31/2013	28.13	.59	5.97	6.56
Year ended 10/31/2012	25.29	.56	2.85	3.41
Class 529-T:
Period from 4/7/2017 to 4/30/2017[4,5,9]	38.30	.03	.10	.13

28	American Mutual Fund

Dividends and distributions
								Ratio of		Ratio of
Dividends		Total						expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset			Net assets,		average net		average net		net income
investment	(from capital	and	value, end			end of period		assets before		assets after		to average
income)	gains)	distributions	of period	Total return[2,3]		(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.22)	$—	$(.22)	$38.42	2.92%[6]		$142		.08%[6]		.08%[6]		.52%[6]

(.39)	(1.01)	(1.40)	38.34	10.53	[6]	839		.67	[7]	.67	[7]	2.09	[7]
(.72)	(1.45)	(2.17)	36.00	6.25		749		.69		.69		2.06
(.73)	(1.28)	(2.01)	36.10	.86		709		.68		.68		2.03
(.67)	(.71)	(1.38)	37.77	14.83		698		.69		.69		1.92
(.67)	—	(.67)	34.21	23.90		611		.71		.71		2.15
(.64)	—	(.64)	28.22	13.91		473		.72		.72		2.34

(.08)	(1.01)	(1.09)	38.54	10.21	[6]	—	[8]	1.44	[7]	1.44	[7]	1.55	[7]
(.39)	(1.45)	(1.84)	36.00	5.43		2		1.48		1.48		1.35
(.42)	(1.28)	(1.70)	36.04	.07		6		1.46		1.46		1.27
(.38)	(.71)	(1.09)	37.68	13.99		11		1.48		1.48		1.15
(.42)	—	(.42)	34.10	22.88		16		1.50		1.50		1.40
(.42)	—	(.42)	28.13	13.05		19		1.52		1.52		1.58

(.25)	(1.01)	(1.26)	38.12	10.12	[6]	193		1.44	[7]	1.44	[7]	1.31	[7]
(.45)	(1.45)	(1.90)	35.80	5.43		176		1.46		1.46		1.30
(.45)	(1.28)	(1.73)	35.91	.08		176		1.46		1.46		1.26
(.40)	(.71)	(1.11)	37.58	13.97		179		1.47		1.47		1.14
(.43)	—	(.43)	34.04	22.92		159		1.50		1.50		1.37
(.43)	—	(.43)	28.09	13.01		126		1.51		1.51		1.55

(.35)	(1.01)	(1.36)	38.19	10.38	[6]	40		.91	[7]	.91	[7]	1.84	[7]
(.64)	(1.45)	(2.09)	35.87	6.02		36		.93		.93		1.83
(.64)	(1.28)	(1.92)	35.97	.61		36		.93		.93		1.79
(.59)	(.71)	(1.30)	37.64	14.58		36		.94		.94		1.67
(.60)	—	(.60)	34.09	23.56		32		.96		.96		1.90
(.57)	—	(.57)	28.13	13.62		26		.98		.98		2.08

—	—	—	38.43	.34	[6,10]	—	[8]	.03	[6,10]	.03	[6,10]	.07	[6,10]

See page 33 for footnotes.

American Mutual Fund	29

Financial highlights (continued)

		Income from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-F-1:
Six months ended 4/30/2017[4,5]	$36.05	$.43	$3.36	$3.79
Year ended 10/31/2016	36.15	.81	1.34	2.15
Year ended 10/31/2015	37.82	.83	(.40)	.43
Year ended 10/31/2014	34.25	.76	4.27	5.03
Year ended 10/31/2013	28.26	.74	5.99	6.73
Year ended 10/31/2012	25.39	.69	2.88	3.57
Class R-1:
Six months ended 4/30/2017[4,5]	35.71	.25	3.33	3.58
Year ended 10/31/2016	35.83	.47	1.33	1.80
Year ended 10/31/2015	37.51	.48	(.41)	.07
Year ended 10/31/2014	33.98	.42	4.24	4.66
Year ended 10/31/2013	28.04	.44	5.95	6.39
Year ended 10/31/2012	25.22	.43	2.86	3.29
Class R-2:
Six months ended 4/30/2017[4,5]	35.68	.25	3.33	3.58
Year ended 10/31/2016	35.81	.47	1.32	1.79
Year ended 10/31/2015	37.48	.49	(.40)	.09
Year ended 10/31/2014	33.95	.42	4.24	4.66
Year ended 10/31/2013	28.02	.45	5.94	6.39
Year ended 10/31/2012	25.19	.44	2.84	3.28
Class R-2E:
Six months ended 4/30/2017[4,5]	35.97	.30	3.36	3.66
Year ended 10/31/2016	36.13	.56	1.38	1.94
Year ended 10/31/2015	37.83	.61	(.35)	.26
Period from 8/29/2014 to 10/31/2014[4,12]	37.19	.12	.73	.85
Class R-3:
Six months ended 4/30/2017[4,5]	35.81	.34	3.34	3.68
Year ended 10/31/2016	35.93	.63	1.33	1.96
Year ended 10/31/2015	37.60	.65	(.41)	.24
Year ended 10/31/2014	34.05	.58	4.26	4.84
Year ended 10/31/2013	28.10	.59	5.96	6.55
Year ended 10/31/2012	25.26	.56	2.86	3.42
Class R-4:
Six months ended 4/30/2017[4,5]	35.96	.40	3.34	3.74
Year ended 10/31/2016	36.07	.74	1.34	2.08
Year ended 10/31/2015	37.74	.76	(.40)	.36
Year ended 10/31/2014	34.18	.69	4.27	4.96
Year ended 10/31/2013	28.20	.68	5.99	6.67
Year ended 10/31/2012	25.35	.64	2.87	3.51

30	American Mutual Fund

Dividends and distributions
								Ratio of		Ratio of
Dividends		Total						expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset			Net assets,		average net		average net		net income
investment	(from capital	and	value, end			end of period		assets before		assets after		to average
income)	gains)	distributions	of period	Total return[2,3]		(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.43)	$(1.01)	$(1.44)	$38.40	10.66%[6]		$66		.45%[7]		.45%[7]		2.31%[7]
(.80)	(1.45)	(2.25)	36.05	6.48		60		.46		.46		2.29
(.82)	(1.28)	(2.10)	36.15	1.09		54		.46		.46		2.26
(.75)	(.71)	(1.46)	37.82	15.10		54		.47		.47		2.14
(.74)	—	(.74)	34.25	24.14		46		.49		.49		2.36
(.70)	—	(.70)	28.26	14.21		32		.51		.51		2.54

(.25)	(1.01)	(1.26)	38.03	10.14	[6]	70		1.41	[7]	1.41	[7]	1.35	[7]
(.47)	(1.45)	(1.92)	35.71	5.46		68		1.43		1.43		1.33
(.47)	(1.28)	(1.75)	35.83	.11		72		1.41		1.41		1.31
(.42)	(.71)	(1.13)	37.51	14.02		72		1.42		1.42		1.19
(.45)	—	(.45)	33.98	22.98		68		1.44		1.44		1.43
(.47)	—	(.47)	28.04	13.12		58		1.43		1.43		1.61

(.26)	(1.01)	(1.27)	37.99	10.15	[6]	254		1.39	[7]	1.39	[7]	1.36	[7]
(.47)	(1.45)	(1.92)	35.68	5.45		244		1.41		1.41		1.34
(.48)	(1.28)	(1.76)	35.81	.17		243		1.37		1.37		1.35
(.42)	(.71)	(1.13)	37.48	14.05		253		1.41		1.41		1.20
(.46)	—	(.46)	33.95	23.02		235		1.40		1.40		1.47
(.45)	—	(.45)	28.02	13.13		195		1.43		1.43		1.63

(.32)	(1.01)	(1.33)	38.30	10.30	[6]	9		1.11	[7]	1.11	[7]	1.63	[7]
(.65)	(1.45)	(2.10)	35.97	5.86		7		1.09		1.09		1.59
(.68)	(1.28)	(1.96)	36.13	.63	[10]	—	[8]	.99	[10]	.99	[10]	1.68	[10]
(.21)	—	(.21)	37.83	2.28	[6,10]	—	[8]	.08	[6,10]	.08	[6,10]	.32	[6,10]

(.34)	(1.01)	(1.35)	38.14	10.40	[6]	650		.94	[7]	.94	[7]	1.81	[7]
(.63)	(1.45)	(2.08)	35.81	5.93		601		.97		.97		1.78
(.63)	(1.28)	(1.91)	35.93	.59		611		.95		.95		1.78
(.58)	(.71)	(1.29)	37.60	14.58		716		.96		.96		1.66
(.60)	—	(.60)	34.05	23.55		650		.96		.96		1.90
(.58)	—	(.58)	28.10	13.64		518		.97		.97		2.09

(.39)	(1.01)	(1.40)	38.30	10.55	[6]	681		.63	[7]	.63	[7]	2.12	[7]
(.74)	(1.45)	(2.19)	35.96	6.26		653		.67		.67		2.10
(.75)	(1.28)	(2.03)	36.07	.90		757		.64		.64		2.07
(.69)	(.71)	(1.40)	37.74	14.89		824		.66		.66		1.96
(.69)	—	(.69)	34.18	23.95		732		.66		.66		2.18
(.66)	—	(.66)	28.20	13.98		487		.66		.66		2.37

See page 33 for footnotes.

American Mutual Fund	31

Financial highlights (continued)

		Income from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-5E:
Six months ended 4/30/2017[4,5]	$36.07	$.42	$3.35	$3.77
Period from 11/20/2015 to 10/31/2016[4,13]	36.41	.72	1.19	1.91
Class R-5:
Six months ended 4/30/2017[4,5]	36.08	.45	3.36	3.81
Year ended 10/31/2016	36.18	.85	1.35	2.20
Year ended 10/31/2015	37.85	.88	(.41)	.47
Year ended 10/31/2014	34.27	.80	4.28	5.08
Year ended 10/31/2013	28.27	.78	6.00	6.78
Year ended 10/31/2012	25.41	.73	2.87	3.60
Class R-6:
Six months ended 4/30/2017[4,5]	36.09	.46	3.36	3.82
Year ended 10/31/2016	36.19	.86	1.35	2.21
Year ended 10/31/2015	37.86	.89	(.40)	.49
Year ended 10/31/2014	34.28	.82	4.28	5.10
Year ended 10/31/2013	28.28	.79	6.01	6.80
Year ended 10/31/2012	25.41	.74	2.88	3.62

	Six months
	ended
	April 30,	Year ended October 31
	2017[4,5,6]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	7%	18%	27%	16%	18%	22%

See Notes to Financial Statements

32	American Mutual Fund

Dividends and distributions
								Ratio of		Ratio of
Dividends		Total						expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset			Net assets,		average net		average net		net income
investment	(from capital	and	value, end			end of period		assets before		assets after		to average
income)	gains)	distributions	of period	Total return[2,3]		(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.42)	$(1.01)	$(1.43)	$38.41	10.61%[6]		$—	[8]	.54%[7]		.49%[7]		2.26%[7]
(.80)	(1.45)	(2.25)	36.07	5.76	[6]	—	[8]	.52	[7]	.52	[7]	2.18	[7]

(.45)	(1.01)	(1.46)	38.43	10.71	[6]	314		.34	[7]	.34	[7]	2.41	[7]
(.85)	(1.45)	(2.30)	36.08	6.59		284		.36		.36		2.39
(.86)	(1.28)	(2.14)	36.18	1.20		250		.34		.34		2.38
(.79)	(.71)	(1.50)	37.85	15.24		346		.36		.36		2.26
(.78)	—	(.78)	34.27	24.32		415		.36		.36		2.50
(.74)	—	(.74)	28.27	14.31		311		.37		.37		2.69

(.46)	(1.01)	(1.47)	38.44	10.73	[6]	8,869		.30	[7]	.30	[7]	2.45	[7]
(.86)	(1.45)	(2.31)	36.09	6.65		7,343		.30		.30		2.43
(.88)	(1.28)	(2.16)	36.19	1.25		5,609		.30		.30		2.41
(.81)	(.71)	(1.52)	37.86	15.31		4,932		.30		.30		2.31
(.80)	—	(.80)	34.28	24.38		3,994		.31		.31		2.50
(.75)	—	(.75)	28.28	14.40		1,526		.32		.32		2.73

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $1 million.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

American Mutual Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2016, through April 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Mutual Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2016	4/30/2017	during period[1]	expense ratio
Class A - actual return	$1,000.00	$1,105.78	$3.08	.59%
Class A - assumed 5% return	1,000.00	1,021.87	2.96	.59
Class B - actual return	1,000.00	1,101.87	7.09	1.36
Class B - assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C - actual return	1,000.00	1,101.20	7.24	1.39
Class C - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class T - actual return[2]	1,000.00	1,003.41	.23	.37
Class T - assumed 5% return[2]	1,000.00	1,022.96	1.86	.37
Class F-1 - actual return	1,000.00	1,105.18	3.50	.67
Class F-1 - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 - actual return	1,000.00	1,106.80	2.19	.42
Class F-2 - assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-3 - actual return[3]	1,000.00	1,029.23	.80	.31
Class F-3 - assumed 5% return[3]	1,000.00	1,023.26	1.56	.31
Class 529-A - actual return	1,000.00	1,105.34	3.50	.67
Class 529-A - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-B - actual return	1,000.00	1,102.13	7.51	1.44
Class 529-B - assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-C - actual return	1,000.00	1,101.21	7.50	1.44
Class 529-C - assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-E - actual return	1,000.00	1,103.84	4.75	.91
Class 529-E - assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 529-T - actual return[2]	1,000.00	1,003.41	.28	.44
Class 529-T - assumed 5% return[2]	1,000.00	1,022.61	2.21	.44
Class 529-F-1 - actual return	1,000.00	1,106.61	2.35	.45
Class 529-F-1 - assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 - actual return	1,000.00	1,101.42	7.35	1.41
Class R-1 - assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 - actual return	1,000.00	1,101.48	7.24	1.39
Class R-2 - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E - actual return	1,000.00	1,102.96	5.79	1.11
Class R-2E - assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-3 - actual return	1,000.00	1,104.04	4.90	.94
Class R-3 - assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 - actual return	1,000.00	1,105.53	3.29	.63
Class R-4 - assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E - actual return	1,000.00	1,106.09	2.56	.49
Class R-5E - assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-5 - actual return	1,000.00	1,107.09	1.78	.34
Class R-5 - assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 - actual return	1,000.00	1,107.34	1.57	.30
Class R-6 - assumed 5% return	1,000.00	1,023.31	1.51	.30

American Mutual Fund	35

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

36	American Mutual Fund

Approval of Investment Advisory and Service Agreement

American Mutual Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of current income, growth of capital and conservation of principal. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth & Income Funds Index, the Lipper Large-Cap Value Funds Index and the S&P 500 Index. They noted that the investment results of the fund generally compared favorably to the results of the S&P 500 Index for the fund’s lifetime period and the 20-year period; favorably to the results of the

American Mutual Fund	37

Lipper Growth & Income Funds Index for the 20-year, 10-year, 5-year and year-to-date periods; and favorably to the results of the Lipper Large-Cap Value Funds Index for the 20-year and 10-year periods and mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth and Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

38	American Mutual Fund

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Mutual Fund	39

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40	American Mutual Fund

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American Mutual Fund	41

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42	American Mutual Fund

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American Mutual Fund	43

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2017, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund®
Investment portfolio
April 30, 2017
unaudited
Common stocks 88.62% Energy 7.91%	Shares	Value (000)
BP PLC (ADR)	1,146,579	$39,350
Canadian Natural Resources, Ltd.	4,908,000	156,331
Chevron Corp.	4,130,400	440,714
ConocoPhillips	6,519,500	312,349
Devon Energy Corp.	993,600	39,237
Enbridge Inc.	14,893,030	617,316
EOG Resources, Inc.	1,413,500	130,749
Exxon Mobil Corp.	7,632,500	623,194
Halliburton Co.	317,000	14,544
Inter Pipeline Ltd.	5,613,100	114,355
Occidental Petroleum Corp.	1,344,600	82,747
Royal Dutch Shell PLC, Class A (ADR)	4,197,801	219,083
Royal Dutch Shell PLC, Class B (ADR)	1,785,600	96,637
Schlumberger Ltd.	3,110,000	225,755
Suncor Energy Inc.	10,906,310	341,798
		3,454,159
Materials 3.42%
Agrium Inc.	2,795,000	262,534
Barrick Gold Corp.	1,200,000	20,064
CRH PLC (ADR)	1,089,059	39,555
Dow Chemical Co.	1,831,137	114,995
E.I. du Pont de Nemours and Co.	690,000	55,028
International Flavors & Fragrances Inc.	1,047,349	145,152
Monsanto Co.	2,533,900	295,478
Mosaic Co.	2,400,500	64,645
Nucor Corp.	1,099,600	67,439
Potash Corp. of Saskatchewan Inc.	3,036,800	51,261
Praxair, Inc.	3,019,924	377,430
		1,493,581
Industrials 12.97%
3M Co.	555,800	108,842
Boeing Co.	4,269,900	789,206
C.H. Robinson Worldwide, Inc.	4,731,060	343,948
Canadian National Railway Co.	365,000	26,386
Caterpillar Inc.	306,000	31,292
CSX Corp.	5,235,493	266,172
Cummins Inc.	915,899	138,246
Eaton Corp. PLC	605,000	45,762
Emerson Electric Co.	681,850	41,102
General Dynamics Corp.	1,722,164	333,738
General Electric Co.	18,986,585	550,421
Honeywell International Inc.	477,800	62,659
Illinois Tool Works Inc.	2,050,000	283,085
Johnson Controls International PLC	777,000	32,300
Lockheed Martin Corp.	2,478,260	667,767
American Mutual Fund — Page 1 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Norfolk Southern Corp.	4,428,100	$520,257
Northrop Grumman Corp.	243,700	59,940
Republic Services, Inc.	1,877,400	118,257
Rockwell Automation	617,500	97,164
Rockwell Collins, Inc.	147,000	15,301
Union Pacific Corp.	4,101,264	459,178
United Parcel Service, Inc., Class B	210,000	22,567
United Technologies Corp.	1,876,174	223,246
Waste Connections, Inc.	1,288,000	118,522
Waste Management, Inc.	4,228,500	307,750
		5,663,108
Consumer discretionary 7.30%
Carnival Corp., units	5,909,200	365,011
Comcast Corp., Class A	12,403,600	486,097
Dollar General Corp.	2,135,600	155,279
Hasbro, Inc.	1,658,388	164,363
Home Depot, Inc.	2,991,250	466,934
McDonald’s Corp.	3,404,000	476,322
Newell Brands Inc.	7,024,100	335,331
NIKE, Inc., Class B	850,000	47,098
Omnicom Group Inc.	1,500,000	123,180
Ross Stores, Inc.	757,000	49,205
Scripps Networks Interactive, Inc., Class A	598,000	44,683
Starbucks Corp.	2,109,200	126,679
Time Warner Inc.	1,149,036	114,065
Viacom Inc., Class B	2,190,600	93,232
Walt Disney Co.	200,000	23,120
Whirlpool Corp.	225,000	41,778
Williams-Sonoma, Inc.	1,348,000	72,859
		3,185,236
Consumer staples 7.67%
Coca-Cola Co.	13,189,900	569,144
Colgate-Palmolive Co.	994,200	71,622
Conagra Brands, Inc.	950,000	36,841
Costco Wholesale Corp.	1,044,700	185,455
Coty Inc., Class A	245,993	4,391
CVS Health Corp.	3,134,000	258,367
General Mills, Inc.	3,000,000	172,530
Kellogg Co.	4,937,423	350,557
Kimberly-Clark Corp.	2,521,700	327,191
Kraft Heinz Co.	2,292,000	207,174
Kroger Co.	1,450,000	42,992
Lamb Weston Holdings, Inc.	170,000	7,097
Mondelez International, Inc.	3,703,900	166,787
Nestlé SA (ADR)	584,500	45,006
PepsiCo, Inc.	1,235,769	139,988
Procter & Gamble Co.	6,841,978	597,510
Reckitt Benckiser Group PLC (ADR)	1,382,000	25,918
Unilever PLC (ADR)	2,736,300	140,482
		3,349,052
American Mutual Fund — Page 2 of 6

unaudited
Common stocks Health care 12.95%	Shares	Value (000)
Abbott Laboratories	6,073,900	$265,065
AbbVie Inc.	16,814,400	1,108,742
Aetna Inc.	542,400	73,262
Amgen Inc.	6,181,748	1,009,603
AstraZeneca PLC (ADR)	6,448,999	195,082
Cardinal Health, Inc.	1,055,000	76,582
Danaher Corp.	1,500,000	124,995
Eli Lilly and Co.	1,460,100	119,816
Gilead Sciences, Inc.	3,059,200	209,708
GlaxoSmithKline PLC	3,400,000	68,257
Johnson & Johnson	2,601,800	321,244
McKesson Corp.	173,300	23,966
Medtronic PLC	6,742,000	560,193
Merck & Co., Inc.	4,774,985	297,625
Novartis AG (ADR)	3,014,000	232,168
Pfizer Inc.	9,150,100	310,371
Quest Diagnostics, Inc.	990,000	104,455
Roche Holding AG (ADR)	3,349,000	109,506
Stryker Corp.	1,638,000	223,374
UnitedHealth Group Inc.	1,253,700	219,247
		5,653,261
Financials 11.71%
Aon PLC, Class A	1,852,000	221,944
Bank of Montreal	1,888,636	133,735
Bank of New York Mellon Corp.	4,944,000	232,665
BB&T Corp.	4,690,000	202,514
Berkshire Hathaway Inc., Class B1	300,000	49,563
Capital One Financial Corp.	1,500,000	120,570
Chubb Ltd.	1,814,400	249,026
CME Group Inc., Class A	1,826,000	212,163
Intercontinental Exchange, Inc.	3,070,090	184,819
Invesco Ltd.	4,157,800	136,958
JPMorgan Chase & Co.	6,991,197	608,234
M&T Bank Corp.	846,000	131,477
Marsh & McLennan Companies, Inc.	4,406,094	326,624
Moody’s Corp.	138,000	16,328
Old Republic International Corp.	2,200,800	45,513
PNC Financial Services Group, Inc.	1,076,000	128,851
Principal Financial Group, Inc.	3,900,000	254,007
Progressive Corp.	3,195,500	126,925
Prudential Financial, Inc.	1,111,500	118,964
Royal Bank of Canada	2,458,000	168,308
S&P Global Inc.	321,643	43,161
State Street Corp.	2,079,700	174,487
Sun Life Financial Inc.	2,560,700	90,444
Toronto-Dominion Bank	4,180,900	196,879
Toronto-Dominion Bank (CAD denominated)	3,000,000	141,160
U.S. Bancorp	4,400,000	225,632
Wells Fargo & Co.	10,616,700	571,603
		5,112,554
American Mutual Fund — Page 3 of 6

unaudited
Common stocks Information technology 11.48%	Shares	Value (000)
Accenture PLC, Class A	1,514,000	$183,648
Analog Devices, Inc.	4,466,440	340,343
Apple Inc.	4,585,000	658,635
Automatic Data Processing, Inc.	2,138,400	223,441
Cisco Systems, Inc.	6,600,000	224,862
DXC Technology Co.[1]	101,409	7,640
Hewlett Packard Enterprise Co.	1,180,500	21,993
HP Inc.	1,180,500	22,217
Intel Corp.	10,185,000	368,188
International Business Machines Corp.	1,400,000	224,406
Maxim Integrated Products, Inc.	1,500,000	66,225
Microsoft Corp.	13,207,007	904,152
NetApp, Inc.	2,228,500	88,806
Oracle Corp.	5,012,657	225,369
Paychex, Inc.	1,000,000	59,280
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,925,000	162,870
Texas Instruments Inc.	13,478,494	1,067,227
Visa Inc., Class A	984,100	89,769
Xilinx, Inc.	1,134,100	71,573
		5,010,644
Telecommunication services 4.96%
AT&T Inc.	14,603,000	578,717
BCE Inc.	1,000,000	45,570
TELUS Corp.	4,040,000	134,425
Verizon Communications Inc.	30,652,814	1,407,271
		2,165,983
Utilities 5.27%
American Electric Power Co., Inc.	1,435,000	97,336
CMS Energy Corp.	2,000,000	90,800
Dominion Resources, Inc.	3,135,000	242,743
Duke Energy Corp.	2,847,857	234,948
Exelon Corp.	9,920,885	343,560
PG&E Corp.	5,257,000	352,482
PPL Corp.	2,044,300	77,909
Sempra Energy	6,082,451	687,439
Southern Co.	474,300	23,620
Xcel Energy Inc.	3,365,000	151,593
		2,302,430
Real estate 0.97%
Crown Castle International Corp. REIT	2,970,000	280,962
Simon Property Group, Inc. REIT	90,000	14,873
Ventas, Inc. REIT	1,432,700	91,707
Weingarten Realty Investors REIT	1,122,000	36,768
		424,310
Miscellaneous 2.01%
Other common stocks in initial period of acquisition		877,180
Total common stocks (cost: $26,598,088,000)		38,691,498
American Mutual Fund — Page 4 of 6

unaudited
Preferred securities 0.03% Financials 0.03%	Shares	Value (000)
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	$11,355
Total preferred securities (cost: $10,004,000)		11,355
Convertible stocks 0.42% Utilities 0.42%
Dominion Resources, Inc., convertible preferred, Series A, units	1,600,000	80,992
Exelon Corp., convertible preferred, units	600,000	29,634
NextEra Energy, Inc. 6.123% convertible preferred 2019	1,400,000	73,360
Total convertible stocks (cost: $178,761,000)		183,986
Bonds, notes & other debt instruments 2.16% U.S. Treasury bonds & notes 1.59% U.S. Treasury 1.59%	Principal amount (000)
U.S. Treasury 1.00% 2017	$60,100	60,124
U.S. Treasury 1.875% 2017	39,050	39,178
U.S. Treasury 1.375% 2021	563,210	555,995
U.S. Treasury 1.375% 2021	39,665	39,194
		694,491
Corporate bonds & notes 0.57% Financials 0.56%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	116,654	122,049
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	115,445	120,929
		242,978
Real estate 0.01%
ERP Operating LP 5.75% 2017	3,866	3,885
Total corporate bonds & notes		246,863
Total bonds, notes & other debt instruments (cost: $931,902,000)		941,354
Short-term securities 8.25%
3M Co. 0.82% due 5/8/2017[2]	50,000	49,989
Apple Inc. 0.75%–0.90% due 5/4/2017–6/27/2017[2]	202,700	202,599
CAFCO, LLC 0.91%–1.09% due 5/1/2017–6/19/2017[2]	75,000	74,964
Chevron Corp. 0.88% due 5/19/2017–5/26/2017[2]	40,000	39,977
Ciesco LLC 0.98% due 5/4/2017–5/25/2017[2]	65,000	64,976
Cisco Systems, Inc. 0.83% due 5/3/2017–5/24/2017[2]	80,000	79,967
Citibank, N.A. 0.90% due 5/2/2017	25,000	25,000
Coca-Cola Co. 0.85%–0.86% due 5/24/2017–6/19/2017[2]	70,000	69,947
Danaher Corp. 0.90% due 5/17/2017	41,400	41,381
Emerson Electric Co. 0.83% due 5/3/2017[2]	30,000	29,997
Estée Lauder Companies Inc. 0.85% due 5/22/2017[2]	20,000	19,989
ExxonMobil Corp. 0.71%–0.84% due 5/3/2017–6/15/2017	105,000	104,945
Federal Farm Credit Banks 0.54%–0.55% due 5/3/2017–5/17/2017	114,000	113,981
Federal Home Loan Bank 0.53%–0.90% due 5/8/2017–8/28/2017	1,244,610	1,243,199
Freddie Mac 0.80%–0.86% due 8/2/2017–9/18/2017	100,000	99,714
General Electric Co. 0.82% due 5/1/2017	4,400	4,400
Johnson & Johnson 0.85% due 6/1/2017–6/21/2017[2]	115,500	115,365
Kimberly-Clark Corp. 0.84% due 5/5/2017[2]	35,000	34,994
American Mutual Fund — Page 5 of 6

unaudited
Short-term securities	Principal amount (000)	Value (000)
Merck & Co. Inc. 0.84%–0.86% due 5/8/2017–6/1/2017[2]	$100,000	$99,951
Microsoft Corp. 0.89% due 7/7/2017[2]	50,000	49,913
Paccar Financial Corp. 0.88% due 5/4/2017	15,000	14,998
PepsiCo Inc. 0.83%–0.85% due 5/17/2017–6/6/2017[2]	100,000	99,932
Pfizer Inc. 0.90%–0.92% due 5/1/2017–7/20/2017[2]	115,900	115,793
Private Export Funding Corp. 0.95% due 6/5/2017[2]	50,000	49,954
Procter & Gamble Co. 0.83% due 5/18/2017–5/30/2017[2]	122,200	122,123
Qualcomm Inc. 0.74%–0.89% due 5/10/2017–6/22/2017[2]	120,000	119,898
U.S. Treasury Bills 0.51%–0.89% due 5/4/2017–9/7/2017	472,500	472,042
Walt Disney Co. 0.92% due 6/30/2017–7/21/2017[2]	44,500	44,416
Total short-term securities (cost: $3,604,518,000)		3,604,404
Total investment securities 99.48% (cost: $31,323,273,000)		43,432,597
Other assets less liabilities 0.52%		226,867
Net assets 100.00%		$43,659,464
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,484,744,000, which represented 3.40% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-003-0617O-S54151	American Mutual Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 30, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 30, 2017